GENERAL (Details) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
GENERAL [Abstract]
Number of wholly-owned subsidiaries		2
Number of products		2
Number of shares issued	3,000,000
Offering price (in dollars per share)	$ 12.00
Number of shares issued to underwriters	450,000
Total net proceeds received from the IPO	$ 36,300,000
Underwriting discounts and commissions	2,700,000
Other offering expenses	2,500,000
Net loss		21,668,000	12,177,000	6,658,000
Accumulated deficit		48,574,000	26,906,000
Cash flow from operating activity		$ 15,319,000	$ 8,800,000	$ 5,387,000
Trade payables [Member]
Vendor concentration [Line Items]
Number of contract manufacturers		1
Trade payables [Member] | Vendor concentration [Member]
Vendor concentration [Line Items]
Concentration risk (as a percent)		12.00%	25.00%